Schedule of Domestic and International Customers Products Sales (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Geographical Information [Line Items]
Total sales	$ 545,934	$ 409,390	$ 1,530,170	$ 1,160,971	$ 1,606,254	$ 760,646
Domestic (U.S.)
Schedule Of Geographical Information [Line Items]
Total sales					1,559,614	736,215
International
Schedule Of Geographical Information [Line Items]
Total sales					$ 46,640	$ 24,431